Goodwill (Tables)	12 Months Ended
Dec. 31, 2012
Goodwill and Intangible Assets Disclosure [Abstract]
Schedule of Changes in the Carrying Amount of Goodwill
The changes in the carrying amount of goodwill are as follows:

	Front-end	Back-end	Total
Balance January 1, 2011	11,193	39,622	50,815
Foreign currency translation effect	—	1,316	1,316
Balance December 31, 2011	11,193	40,938	52,131
Foreign currency translation effect	456	(699)	(243)
Balance December 31, 2012	11,649	40,239	51,888

Schedule of Allocation of the Carrying Amount of Goodwill
The allocation of the carrying amount of goodwill is as follows:

	December 31,
	2011	2012
Front-end segment:
ASM Microchemistry Oy	3,560	3,560
ASM Genitech Korea Ltd	7,633	8,089
Back-end segment:
ASM Pacific Technology Ltd	40,938	40,239
Total	52,131	51,888